Leases (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	R$ 2,061,792	R$ 2,055,247
Total	13,764,868	12,575,846
Current portion	(1,702,899)	(1,629,698)
Non-current portion	12,061,969	10,946,148
L T Amazonas [Member]
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	322,409	324,152
Sale Of Towers [Member]
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	1,630,795	1,606,644
Other Finance Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	108,588	124,451
Lease Network Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	6,086,081	5,491,602
Lease Shops And Kiosks And Real Estate [Member]
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	1,533,853	1,332,983
Leases Land Network [Member]
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	2,470,403	2,417,834
Leases Fiber [Member]
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	1,612,739	1,278,180
Subtotal I F R S 16 [Member]
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	R$ 11,703,076	R$ 10,520,599